GOODWILL AND OTHER INTANGIBLE ASSETS, NET - Narrative (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) reportingUnit	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Oct. 01, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill impairment	$ 0	$ 0	$ 0
Indefinite-lived Intangible Assets [Line Items]
Number of reporting units | reportingUnit	4
Number of units to which goodwill is allocated | reportingUnit	3
Goodwill impairment	$ 0	0	0
Indefinite-lived intangible asset impairment test, measurement, royalty rate				1.50%
Indefinite- lived intangible asset, impairment test, measurement, discount rate				13.00%
Estimated fair value	900,000
Loss on fair value measurements	1,400,000	6,500,000	0
Amortization of intangibles	$ 11,100,000	8,900,000	$ 8,900,000
Tradenames
Indefinite-lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	7 years
Tradename - DatesWeiser
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 2,300,000
Loss on fair value measurements	$ 1,400,000	$ 6,500,000